Financial Instruments - Schedule of Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financial Instruments - Schedule of Financial Instruments (Details) [Line Items]
Balance as of January 1, 2025	$ 5,095
Loan to related party	2,000
Interest on loan	200
Impairment of loan	(5,973)
Change in fair value	126
Balance as of December 31, 2025	1,448
Level 1 [Member]
Financial Instruments - Schedule of Financial Instruments (Details) [Line Items]
Balance as of January 1, 2025	871
Impairment of loan
Change in fair value	126
Balance as of December 31, 2025	997
Level 2 [Member]
Financial Instruments - Schedule of Financial Instruments (Details) [Line Items]
Balance as of January 1, 2025
Impairment of loan
Change in fair value
Balance as of December 31, 2025
Level 3 [Member]
Financial Instruments - Schedule of Financial Instruments (Details) [Line Items]
Balance as of January 1, 2025	4,224
Loan to related party	2,000
Interest on loan	200
Impairment of loan	(5,973)
Change in fair value
Balance as of December 31, 2025	$ 451